Digital Currency and Risk Management	Mar. 31, 2024
Disclosure of Digital Currency and Risk Management [Abstract]
Digital Currency and Risk Management [Text Block]

25. Digital Currency and Risk Management

Digital currencies are measured using Level 2 inputs (Note 24).

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. The profitability of the Company is directly related to the current and future market price of coins; in addition, the Company may not be able liquidate its inventory of digital currency at its desired price if required. A decline in the market prices for coins could negatively impact the Company's future operations. The Company has not hedged the conversion of any of its coin sales or future mining of digital currencies.

Digital currencies have a limited history and the fair value historically has been very volatile. Historical performance of digital currencies is not indicative of their future price performance. The Company's digital currencies currently mainly consist of Bitcoin. The table below shows the impact for every 5% variance in the price of Bitcoin on the Company's earnings before tax, based on the closing price at March 31, 2024.

Impact of 5% variance in price
Bitcoin	$8,063